2. Significant Accounting Policies (Details)	4 Months Ended
Apr. 30, 2013
Call Center Equipment [Member]
Depreciation Term	5 years
Equipment [Member]
Depreciation Term	5 years
Furniture and Fixtures [Member]
Depreciation Term	7 years
Library [Member]
Depreciation Term	3 years
Computer software [Member]
Depreciation Term	5 years
Vehicle [Member]
Depreciation Term	5 years